Inventory	12 Months Ended
Dec. 31, 2012
DisclosureInventoryAbstract
Inventory

Note 3 – Inventory

Inventory at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Raw materials	$750,904	$594,205
Work in Progress	95,168	72,093
Finished goods	285,502	216,281
	$1,131,574	$882,579